BENEFICIAL OWNERSHIP	Dec. 26, 2023
Beneficial Ownership
BENEFICIAL OWNERSHIP	4. BENEFICIAL OWNERSHIP As of the date of this financial statement WisdomTree, Inc. owned 100% of the outstanding Shares of the Fund. WisdomTree, Inc. is the parent company of the Sponsor.